PENSIONS AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS - Plan Asset Categories (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of changes in financial position [line items]
Cash & cash equivalents	€ 8	€ 5
Equities	173	170
Bonds	209	207
Property	54	51
Other	14	12
Total fair value of plan assets	458	445
Quoted in an active market
Disclosure of changes in financial position [line items]
Cash & cash equivalents	8	5
Equities	109	119
Bonds	106	102
Property	8	14
Other	1	1
Total fair value of plan assets	232	241
Unquoted in an active market
Disclosure of changes in financial position [line items]
Cash & cash equivalents	0	0
Equities	64	51
Bonds	103	105
Property	46	37
Other	13	11
Total fair value of plan assets	€ 226	€ 204